STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2009 Predecessor
Net income	$ 74,881
Other comprehensive loss, net of tax:
Comprehensive income	$ 74,881